Eaton Vance

Emerging Markets Local Income Fund

July 31, 2019 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $1,045,756,190 and the Fund owned 91.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 66.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$766,229

Total Albania			$766,229

Argentina — 0.5%
Argentina POM Politica Monetaria, 68.47%, (ARLLMONP), 6/21/20(2)	ARS	105,971	$2,327,710
City of Buenos Aires, 53.22%, (BADLAR + 3.25%), 3/29/24(2)	ARS	10,091	181,235
City of Buenos Aires, 55.87%, (BADLAR + 5.00%), 1/23/22(2)	ARS	1,132	20,913
Provincia de Buenos Aires, 54.50%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	77,967	1,330,225
Provincia de Buenos Aires, 54.81%, (BADLAR + 3.83%), 5/31/22(2)	ARS	13,460	243,423
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	1,303,271

Total Argentina			$5,406,777

Armenia — 0.4%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	4,150	$4,279,521

Total Armenia			$4,279,521

Bahrain — 0.2%
CBB International Sukuk Co. 7 SPC, 6.875%, 10/5/25(1)	USD	200	$227,876
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	905,671
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	222,895
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,178,450

Total Bahrain			$2,534,892

Barbados — 0.2%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	4,628	$2,879,542

Total Barbados			$2,879,542

Bosnia and Herzegovina — 0.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	130	$72,457
Republic of Srpska, 1.50%, 10/30/23	BAM	442	245,676
Republic of Srpska, 1.50%, 12/15/23	BAM	24	13,370
Republic of Srpska, 1.50%, 5/31/25	BAM	3,337	1,849,412
Republic of Srpska, 1.50%, 6/9/25	BAM	320	178,325
Republic of Srpska, 1.50%, 12/24/25	BAM	407	221,449
Republic of Srpska, 1.50%, 9/25/26	BAM	289	161,020
Republic of Srpska, 1.50%, 9/26/27	BAM	99	53,338

Total Bosnia and Herzegovina			$2,795,047

Brazil — 0.7%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,422,142
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,808,447

Total Brazil			$8,230,589

Colombia — 0.3%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,009,123

Security	Principal Amount (000’s omitted)		Value
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	$1,302,367

Total Colombia			$3,311,490

Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	65,676	$97,878

Total Costa Rica			$97,878

Croatia — 0.5%
Croatia, 6.75%, 11/5/19(1)	USD	5,813	$5,876,408

Total Croatia			$5,876,408

Dominican Republic — 3.1%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	11,200	$220,509
Dominican Republic, 9.75%, 6/5/26(3)	DOP	114,100	2,309,599
Dominican Republic, 10.25%, 1/11/24(1)	DOP	232,800	4,817,175
Dominican Republic, 10.375%, 3/4/22(1)	DOP	135,000	2,748,995
Dominican Republic, 10.50%, 4/7/23(1)	DOP	331,300	6,840,065
Dominican Republic, 10.75%, 8/11/28(1)	DOP	698,400	14,788,983
Dominican Republic, 11.00%, 11/6/26(1)	DOP	6,200	132,765
Dominican Republic, 11.00%, 12/4/26(1)	DOP	134,700	2,887,681

Total Dominican Republic			$34,745,772

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,781,000

Total Fiji			$7,781,000

Georgia — 0.9%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	23,280	$7,854,247
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,662	1,586,418
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	3,079	1,055,026

Total Georgia			$10,495,691

Indonesia — 9.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,221,707
Indonesia Government Bond, 7.50%, 8/15/32	IDR	92,887,000	6,560,803
Indonesia Government Bond, 7.50%, 5/15/38	IDR	561,293,000	38,974,565
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	349,933
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	873,495
Indonesia Government Bond, 8.25%, 5/15/36	IDR	394,816,000	29,623,171
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,295,145
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,075,933
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	8,941,704
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,422,807
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,154,557
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	475,702
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,790,278
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	713,598
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,870,302

Total Indonesia			$103,343,700

Macedonia — 0.5%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,724,766
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,086,015

Total Macedonia			$5,810,781

Security	Principal Amount (000’s omitted)		Value
Malaysia — 1.7%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,882,100

Total Malaysia			$19,882,100

Mexico — 1.2%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,900,571
Mexican Bonos, 8.00%, 12/7/23	MXN	108,000	5,784,252
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,174,374
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,004,288
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,391,636

Total Mexico			$13,255,121

Nigeria — 0.1%
Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	257,600	$672,498
Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	128,800	334,766

Total Nigeria			$1,007,264

Peru — 4.5%
Peru Government Bond, 5.40%, 8/12/34(1)(3)	PEN	24,530	$7,930,188
Peru Government Bond, 6.15%, 8/12/32(1)(3)	PEN	6,029	2,074,902
Peru Government Bond, 6.35%, 8/12/28	PEN	69,976	24,300,554
Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,532,232
Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	15,153,316

Total Peru			$50,991,192

Russia — 5.0%
Russia Government Bond, 7.05%, 1/19/28	RUB	1,510,000	$23,696,425
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	12,595,150
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	513,443
Russia Government Bond, 8.15%, 2/3/27	RUB	992,846	16,566,828
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,989,374

Total Russia			$56,361,220

Serbia — 9.9%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	2,102	$2,127,276
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	4,721,420	47,003,895
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	3,312,640	34,467,755
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,526,670	16,654,830
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	972,790	10,804,295
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	1,895,149

Total Serbia			$112,953,200

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,277	$1,328,928

Total Seychelles			$1,328,928

South Africa — 3.9%
Republic of South Africa, 8.50%, 1/31/37	ZAR	312,840	$19,559,166
Republic of South Africa, 8.75%, 1/31/44	ZAR	178,487	11,115,623
Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	14,283,147

Total South Africa			$44,957,936

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 2.1%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	$2,493,508
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	120,000	691,894
Sri Lanka Government Bond, 10.20%, 7/15/23	LKR	262,000	1,519,296
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	792,910	4,561,048
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	140	825
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	675,787
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,658,056
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	268,926
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	578,000	3,468,705
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	453,000	2,709,934
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	148,000	891,552
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	592,730	3,654,062

Total Sri Lanka			$23,593,593

Tanzania — 0.2%
United Republic of Tanzania, 8.688%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	1,983	$2,021,772

Total Tanzania			$2,021,772

Thailand — 5.1%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	512,352	$16,107,718
Thailand Government Bond, 3.30%, 6/17/38	THB	882,880	34,436,063
Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	7,956,878

Total Thailand			$58,500,659

Turkey — 2.7%
Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	$9,811,704
Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,642,589
Turkey Government Bond, 8.50%, 9/14/22	TRY	50,512	7,611,645
Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,499,187
Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	3,681,111
Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	6,612,501

Total Turkey			$30,858,737

Ukraine — 12.4%
Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	380,140	$13,553,738
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	319,000	10,511,196
Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	376,960	14,784,242
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	1,260,300	49,685,810
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	184,700	7,574,317
Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	1,101,779	44,529,760

Total Ukraine			$140,639,063

Total Foreign Government Bonds (identified cost $748,591,291)			$754,706,102

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.0%(5)
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$222,539

Security	Principal Amount (000’s omitted)		Value
Total Colombia			$222,539

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,521,381

Total Indonesia			$1,521,381

Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	$461,782
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	294,019

Total Mexico			$755,801

Peru — 1.4%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$8,303,915
Telefonica del Peru SAA, 7.375%, 4/10/27(3)	PEN	24,500	7,974,756

Total Peru			$16,278,671

Total Foreign Corporate Bonds (identified cost $18,609,845)			$18,778,392

Sovereign Loans — 0.3%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(7)		$3,760	$2,252,428

Total Barbados			$2,252,428

Ethiopia — 0.1%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$1,333	$1,317,509

Total Ethiopia			$1,317,509

Total Sovereign Loans (identified cost $5,045,863)			$3,569,937

Short-Term Investments — 25.4%

Foreign Government Securities — 19.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 10.1%
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	357,300	$21,525,868
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	7,425	448,433
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	16,875	1,002,936
Egypt Treasury Bill, 0.00%, 9/17/19	EGP	127,675	7,611,516
Egypt Treasury Bill, 0.00%, 10/1/19	EGP	138,075	8,155,136
Egypt Treasury Bill, 0.00%, 10/8/19	EGP	135,025	7,967,844

Security	Principal Amount (000’s omitted)		Value
Egypt Treasury Bill, 0.00%, 10/15/19	EGP	184,325	$10,839,066
Egypt Treasury Bill, 0.00%, 10/22/19	EGP	420,300	24,627,974
Egypt Treasury Bill, 0.00%, 12/17/19	EGP	38,525	2,199,862
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	100,650	5,458,610
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	36,725	1,985,589
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	261,075	13,940,932
Egypt Treasury Bill, 0.00%, 5/12/20	EGP	100,225	5,323,310
Egypt Treasury Bill, 0.00%, 5/26/20	EGP	62,900	3,357,695

Total Egypt			$114,444,771

Georgia — 1.4%
Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	2,051	$693,571
Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,090	368,422
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	1,602	541,674
Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	1,480	500,778
Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	2,544	860,936
Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	1,513	511,841
Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	2,520	852,552
Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	1,024	346,392
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	1,990	673,103
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,029	347,932
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	716	242,120
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	1,411	477,141
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,721	581,919
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,536	519,532
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	3,083	1,042,677
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	4,083	1,380,431
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,437	1,162,080
Georgia Treasury Bill, 0.00%, 11/14/19	GEL	2,780	921,110
Georgia Treasury Bill, 0.00%, 12/12/19	GEL	1,965	649,077
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,930	621,057
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,858	914,907
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	5,104	1,625,556

Total Georgia			$15,834,808

Nigeria — 7.3%
Nigeria OMO Bill, 0.00%, 9/12/19	NGN	201,980	$549,038
Nigeria OMO Bill, 0.00%, 9/19/19	NGN	5,266,800	14,354,047
Nigeria OMO Bill, 0.00%, 9/26/19	NGN	1,046,704	2,847,930
Nigeria OMO Bill, 0.00%, 10/10/19	NGN	385,410	1,044,666
Nigeria OMO Bill, 0.00%, 2/20/20	NGN	386,390	1,004,273
Nigeria OMO Bill, 0.00%, 3/5/20	NGN	6,306,663	16,321,766
Nigeria OMO Bill, 0.00%, 4/23/20	NGN	2,669,983	6,801,620
Nigeria OMO Bill, 0.00%, 5/28/20	NGN	3,616,087	9,094,471
Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	3,863,940	10,020,538
Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	803,767	2,061,549
Nigeria Treasury Bill, 0.00%, 4/30/20	NGN	276,462	702,660
Nigeria Treasury Bill, 0.00%, 5/14/20	NGN	7,377,450	18,653,085

Total Nigeria			$83,455,643

Ukraine — 0.5%
Ukraine Treasury Bill, 0.00%, 10/16/19	UAH	154,543	$5,953,263

Total Ukraine			$5,953,263

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.2%
Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	78,800	$2,203,426

Total Uruguay			$2,203,426

Total Foreign Government Securities (identified cost $217,868,802)			$221,891,911

U.S. Treasury Obligations — 3.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/1/19(8)		$14,800	$14,800,000
U.S. Treasury Bill, 0.00%, 8/22/19(8)		19,550	19,527,368
U.S. Treasury Bill, 0.00%, 10/31/19		3,000	2,984,611

Total U.S. Treasury Obligations (identified cost $37,312,016)			$37,311,979

Other — 2.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(9)		29,638,600	$29,638,600

Total Other (identified cost $29,636,368)			$29,638,600

Total Short-Term Investments (identified cost $284,817,186)			$288,842,490

Total Investments — 93.7% (identified cost $1,057,064,185)			$1,065,896,921

Other Assets, Less Liabilities — 6.3%			$71,593,432

Net Assets — 100.0%			$1,137,490,353

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $179,208,394 or 15.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $22,081,452 or 1.9% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $1,756,241.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
BRL	199,279,000	USD	52,930,755	8/2/19	$(713,584)
BRL	344,495,096	USD	89,258,996	8/2/19	1,009,217
BRL	10,995,000	USD	2,940,626	8/2/19	(59,601)
BRL	250,048,596	USD	66,415,734	8/2/19	(895,382)
EUR	6,189,705	USD	6,895,331	8/2/19	(43,325)
EUR	11,655,273	USD	12,976,981	8/2/19	(74,588)
EUR	5,465,568	USD	6,225,227	8/2/19	(174,841)
MXN	936,828,974	USD	47,321,765	8/2/19	1,563,708
MXN	811,556,637	USD	41,758,770	8/2/19	589,760
MXN	95,000,000	USD	4,933,758	8/2/19	23,518
MXN	39,070,000	USD	2,053,182	8/2/19	(14,437)
MXN	148,537,123	USD	7,789,047	8/2/19	(38,104)
MXN	1,882,455,611	USD	99,169,256	8/2/19	(939,233)
USD	52,580,211	BRL	199,279,000	8/2/19	363,040
USD	91,501,792	BRL	344,495,096	8/2/19	1,233,578
USD	65,958,479	BRL	250,048,596	8/2/19	438,127
USD	2,920,396	BRL	10,995,000	8/2/19	39,371
USD	13,247,616	EUR	11,655,273	8/2/19	345,225
USD	6,891,618	EUR	6,189,705	8/2/19	39,611
USD	6,085,363	EUR	5,465,568	8/2/19	34,977
USD	98,712,932	MXN	1,882,455,611	8/2/19	482,908
USD	49,352,894	MXN	936,828,974	8/2/19	467,422
USD	42,753,448	MXN	811,556,637	8/2/19	404,918
USD	7,825,054	MXN	148,537,123	8/2/19	74,111
USD	5,004,675	MXN	95,000,000	8/2/19	47,399
USD	2,058,239	MXN	39,070,000	8/2/19	19,494
USD	1,985,248	MXN	38,582,098	8/2/19	(28,038)
USD	5,657,752	MXN	109,955,025	8/2/19	(79,905)
USD	1,923,148	IDR	26,976,000,000	8/5/19	467
PHP	301,662,000	USD	5,749,776	8/7/19	176,286
PHP	296,319,000	USD	5,655,482	8/7/19	165,618
PHP	42,300,000	USD	803,190	8/7/19	27,781
PHP	46,000,000	USD	883,257	8/7/19	20,400
EUR	63,553,818	USD	71,608,947	8/8/19	(1,221,070)
USD	8,695,311	EUR	7,708,951	8/8/19	157,403
USD	7,791,407	EUR	6,914,969	8/8/19	132,858

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	3,714,591	EUR	3,296,745	8/8/19	$63,341
PHP	431,859,000	USD	8,199,335	8/13/19	281,050
CZK	200,000,000	USD	8,713,610	8/15/19	(99,551)
CZK	672,927,322	USD	29,378,288	8/15/19	(395,111)
USD	13,192,559	EUR	11,451,278	8/15/19	502,852
USD	1,152,559	EUR	1,015,954	8/15/19	26,732
PLN	15,000,000	USD	3,895,679	8/23/19	(23,685)
PLN	64,631,555	USD	16,785,586	8/23/19	(102,052)
PLN	109,645,700	USD	28,748,745	8/23/19	(445,577)
USD	41,926,200	ZAR	594,978,895	8/23/19	550,237
USD	16,543,679	ZAR	234,773,000	8/23/19	217,118
USD	3,691,277	ZAR	52,742,816	8/23/19	23,442
ZAR	193,500,000	USD	13,542,359	8/23/19	(86,002)
ZAR	306,057,000	USD	21,566,827	8/23/19	(283,042)
CLP	1,407,000,000	USD	2,010,862	8/26/19	(12,105)
CLP	1,700,000,000	USD	2,441,476	8/26/19	(26,489)
CLP	21,108,270,000	USD	30,292,720	8/26/19	(306,715)
COP	14,700,000,000	USD	4,579,439	8/26/19	(105,491)
RUB	49,300,000	USD	778,290	8/26/19	(6,579)
RUB	2,827,169,159	USD	44,560,594	8/26/19	(305,899)
USD	39,572,659	RUB	2,510,707,115	8/26/19	271,658
EUR	862,323	USD	973,028	8/30/19	(16,308)
EUR	5,000,000	USD	5,587,100	8/30/19	(39,761)
EUR	4,480,000	USD	5,055,142	8/30/19	(84,726)
EUR	53,916,000	USD	60,634,473	8/30/19	(816,404)
USD	4,971,463	EUR	4,420,611	8/30/19	66,938
USD	1,548,233	EUR	1,372,085	8/30/19	25,949
PEN	18,739,823	USD	5,657,305	9/3/19	7,781
PEN	12,923,052	USD	3,901,299	9/3/19	5,366
PEN	12,650,000	USD	3,838,568	9/3/19	(14,447)
PEN	19,132,475	USD	5,805,636	9/3/19	(21,850)
USD	3,927,860	PEN	12,923,052	9/3/19	21,195
USD	29,329,737	PEN	96,656,148	9/3/19	110,387
USD	13,614,644	PEN	44,867,060	9/3/19	51,241
BRL	199,279,000	USD	52,459,098	9/4/19	(356,091)
BRL	250,048,596	USD	65,806,591	9/4/19	(429,488)
COP	225,713,599,076	USD	70,253,388	9/16/19	(1,648,452)
USD	9,332,766	EUR	8,234,600	9/27/19	175,651
USD	6,937,675	EUR	6,120,847	9/27/19	131,114
USD	464,949	EUR	410,674	9/27/19	8,267
IDR	468,609,300,754	USD	32,740,117	10/7/19	189,001
USD	7,386,218	IDR	104,537,145,000	10/7/19	40,406
USD	5,677,523	IDR	81,262,380,000	10/7/19	(32,775)
USD	15,838,439	IDR	226,695,576,900	10/7/19	(91,432)
USD	8,087,533	IDR	114,462,855,000	10/7/19	44,242
IDR	20,117,976,100	USD	1,420,560	10/18/19	(9,022)
IDR	24,305,000,000	USD	1,716,576	10/18/19	(11,263)
IDR	45,000,000,000	USD	3,203,303	10/18/19	(45,965)
IDR	45,000,000,000	USD	3,205,128	10/18/19	(47,791)
USD	3,141,653	IDR	44,422,976,100	10/18/19	24,801
IDR	55,600,000,000	USD	3,930,718	10/29/19	(35,573)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
IDR	26,976,000,000	USD	1,901,861	10/29/19	$(12,016)
USD	6,864,330	ZAR	98,510,000	10/30/19	70,121
USD	5,293,580	ZAR	76,461,000	10/30/19	20,085
MXN	1,882,455,611	USD	97,268,945	10/31/19	(477,846)
USD	7,675,107	MXN	148,537,123	10/31/19	37,705
USD	6,986,599	EUR	6,189,705	1/10/20	44,187
EUR	2,437,927	USD	2,777,104	1/22/20	(39,965)
USD	31,127,271	EUR	27,325,597	1/22/20	447,944
USD	29,780,983	EUR	26,327,360	1/27/20	210,039
USD	29,155,859	EUR	25,774,730	1/27/20	205,631
USD	25,915,927	EUR	22,910,524	1/27/20	182,780
USD	795,645	EUR	703,376	1/27/20	5,612
USD	1,574,893	EUR	1,394,111	1/31/20	8,500

					$1,216,989

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,394,111	USD	1,550,133	Standard Chartered Bank	8/1/19	$—	$(6,851)
EUR	1,394,111	USD	1,552,970	Standard Chartered Bank	8/1/19	—	(9,688)
USD	1,613,949	EUR	1,394,111	Standard Chartered Bank	8/1/19	70,667	—
USD	1,552,970	EUR	1,394,111	Standard Chartered Bank	8/1/19	9,688	—
BRL	7,092,500	USD	1,831,401	Standard Chartered Bank	8/2/19	27,051	—
BRL	86,745,000	USD	23,128,195	Standard Chartered Bank	8/2/19	—	(398,361)
CZK	62,650,000	EUR	2,414,691	Bank of America, N.A.	8/2/19	24,728	—
CZK	128,800,000	EUR	4,988,826	Bank of America, N.A.	8/2/19	23,665	—
EUR	2,125,302	CZK	55,000,000	BNP Paribas	8/2/19	—	(15,662)
EUR	5,315,543	CZK	136,450,000	Citibank, N.A.	8/2/19	8,593	—
USD	23,040,453	BRL	86,745,000	Standard Chartered Bank	8/2/19	310,619	—
USD	1,883,848	BRL	7,092,500	Standard Chartered Bank	8/2/19	25,397	—
IDR	26,976,000,000	USD	1,900,068	Standard Chartered Bank	8/5/19	22,613	—
TRY	16,617,000	USD	2,917,054	Goldman Sachs International	8/5/19	55,560	—
TRY	14,813,000	USD	2,600,369	Goldman Sachs International	8/5/19	49,528	—
TRY	138,005,761	USD	24,105,549	Standard Chartered Bank	8/5/19	582,297	—
TRY	8,839,835	USD	1,544,059	Standard Chartered Bank	8/5/19	37,299	—
USD	16,756,136	TRY	95,929,918	Standard Chartered Bank	8/5/19	—	(404,763)
USD	27,471,834	TRY	157,277,952	Standard Chartered Bank	8/5/19	—	(663,613)
HUF	9,431,972,000	EUR	28,988,406	JPMorgan Chase Bank, N.A.	8/8/19	—	(80,255)
USD	2,393,201	ZAR	33,811,999	Goldman Sachs International	8/12/19	38,757	—
USD	753,874	ZAR	10,651,000	Goldman Sachs International	8/12/19	12,209	—
PHP	158,490,000	USD	3,005,404	Goldman Sachs International	8/13/19	106,853	—
UGX	3,041,210,000	USD	789,105	Citibank, N.A.	8/13/19	32,138	—
UGX	4,261,176,000	USD	1,110,838	Standard Chartered Bank	8/14/19	39,606	—
EUR	2,448,451	RSD	288,905,000	JPMorgan Chase Bank, N.A.	8/19/19	—	(2,339)
USD	8,612,567	MYR	35,447,000	BNP Paribas	8/19/19	29,109	—
USD	6,792,623	MYR	27,960,000	BNP Paribas	8/19/19	22,135	—
ARS	405,215,522	USD	9,262,069	BNP Paribas	8/20/19	—	(251,899)
USD	15,081,045	ARS	669,900,000	BNP Paribas	8/20/19	185,482	—
RSD	102,945,428	EUR	872,863	JPMorgan Chase Bank, N.A.	8/22/19	129	—
USD	331,704	TRY	1,900,000	Standard Chartered Bank	8/22/19	—	(5,884)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	81,000,000	USD	4,220,462	State Street Bank and Trust Company	8/26/19	$—	$(10,603)
RUB	181,460,400	USD	2,850,686	Citibank, N.A.	8/26/19	—	(10,221)
CZK	136,450,000	EUR	5,304,886	Citibank, N.A.	9/3/19	—	(8,717)
RON	111,330,000	EUR	23,231,016	Goldman Sachs International	9/4/19	269,863	—
MAD	1,872,000	USD	190,244	BNP Paribas	9/5/19	3,608	—
MAD	9,136,000	USD	942,828	BNP Paribas	9/5/19	3,235	—
EUR	546,000	USD	610,530	Goldman Sachs International	9/6/19	—	(4,417)
THB	1,625,547,862	USD	51,904,587	Standard Chartered Bank	9/13/19	1,002,781	—
THB	199,326,390	USD	6,364,595	Standard Chartered Bank	9/13/19	122,962	—
THB	125,180,000	USD	4,103,590	Standard Chartered Bank	9/13/19	—	(29,305)
USD	9,090,268	THB	284,689,024	Standard Chartered Bank	9/13/19	—	(175,621)
EUR	1,887,765	RSD	222,624,184	Citibank, N.A.	9/19/19	5,442	—
UGX	20,607,219,477	USD	5,348,357	Citibank, N.A.	9/23/19	168,946	—
THB	313,322,000	USD	10,093,811	Standard Chartered Bank	9/24/19	106,778	—
THB	234,993,000	USD	7,567,481	Standard Chartered Bank	9/24/19	83,009	—
THB	241,160,000	USD	7,778,226	Standard Chartered Bank	9/24/19	73,039	—
USD	5,291,246	THB	162,178,000	Standard Chartered Bank	9/24/19	11,339	—
USD	10,563,570	THB	324,357,000	Standard Chartered Bank	9/24/19	3,722	—
USD	4,333,948	THB	133,465,000	Standard Chartered Bank	9/24/19	—	(11,172)
THB	179,458,000	USD	5,826,842	Standard Chartered Bank	9/30/19	16,503	—
THB	179,458,000	USD	5,827,551	Standard Chartered Bank	9/30/19	15,794	—
THB	107,675,000	USD	3,494,807	Standard Chartered Bank	9/30/19	11,207	—
THB	68,815,000	USD	2,240,090	Standard Chartered Bank	9/30/19	601	—
UGX	4,312,974,000	USD	1,125,809	Standard Chartered Bank	9/30/19	27,213	—
USD	462,096	THB	14,195,705	Standard Chartered Bank	9/30/19	—	(131)
USD	1,522,652	THB	46,776,244	Standard Chartered Bank	9/30/19	—	(433)
USD	720,967	THB	22,213,000	Standard Chartered Bank	9/30/19	—	(2,312)
USD	1,202,199	THB	37,022,000	Standard Chartered Bank	9/30/19	—	(3,278)
USD	1,202,072	THB	37,022,000	Standard Chartered Bank	9/30/19	—	(3,405)
USD	2,375,592	THB	73,192,000	Standard Chartered Bank	9/30/19	—	(7,618)
USD	3,961,196	THB	121,986,000	Standard Chartered Bank	9/30/19	—	(10,799)
USD	3,960,769	THB	121,985,756	Standard Chartered Bank	9/30/19	—	(11,218)
XOF	315,025,569	EUR	461,711	Societe Generale	9/30/19	16,132	—
MYR	5,746,000	USD	1,399,586	Goldman Sachs International	10/2/19	—	(7,797)
MYR	91,350,000	USD	22,062,553	UBS AG	10/2/19	64,128	—
XOF	186,020,000	EUR	272,697	ICBC Standard Bank PLC	10/4/19	9,281	—
PLN	8,900,000	EUR	2,083,220	Goldman Sachs International	10/10/19	—	(18,796)
PLN	135,699,249	EUR	31,716,230	Standard Chartered Bank	10/10/19	—	(234,446)
UGX	10,119,111,000	USD	2,612,732	Citibank, N.A.	10/15/19	83,472	—
UGX	5,310,877,000	USD	1,365,615	Citibank, N.A.	10/15/19	49,451	—
UGX	4,849,592,000	USD	1,252,154	Citibank, N.A.	10/15/19	40,004	—
UGX	7,490,470,000	USD	1,928,064	Standard Chartered Bank	10/23/19	64,178	—
UGX	4,621,720,000	USD	1,197,337	Citibank, N.A.	10/25/19	31,354	—
USD	2,694,682	ZAR	38,988,000	UBS AG	10/30/19	5,690	—
UGX	7,475,040,000	USD	1,928,063	Standard Chartered Bank	10/31/19	56,528	—
XOF	309,966,000	EUR	454,496	ICBC Standard Bank PLC	11/5/19	12,968	—
UGX	3,953,400,000	USD	1,012,921	Standard Chartered Bank	11/7/19	35,043	—
UGX	4,193,109,000	USD	1,076,536	Standard Chartered Bank	11/20/19	31,719	—
UGX	4,000,000,000	USD	1,025,202	Citibank, N.A.	11/21/19	31,776	—
UGX	9,051,811,000	USD	2,320,977	Citibank, N.A.	11/26/19	68,226	—
USD	5,487,318	ZAR	79,075,000	Standard Chartered Bank	11/29/19	53,633	—
UGX	12,000,000,000	USD	3,153,745	Citibank, N.A.	12/20/19	—	(3,365)
UGX	3,233,200,000	USD	817,910	Standard Chartered Bank	1/30/20	23,199	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	$—	$(2,082,154)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,452,234)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(178,022)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(183,827)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(23,306)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(235,718)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(197,192)
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(1,968,180)
UGX	20,323,327,000	USD	5,058,070	Citibank, N.A.	3/23/20	156,115	—
UGX	20,328,385,272	USD	5,058,070	Citibank, N.A.	3/25/20	154,665	—
UGX	1,857,890,000	USD	461,129	Standard Chartered Bank	4/14/20	12,787	—
UGX	4,543,680,000	USD	1,131,958	Citibank, N.A.	4/20/20	25,238	—
UGX	4,195,308,000	USD	1,038,700	Standard Chartered Bank	6/15/20	12,890	—
UGX	4,679,050,000	USD	1,167,719	Citibank, N.A.	6/26/20	1,391	—
UGX	4,788,440,000	USD	1,200,562	Standard Chartered Bank	7/2/20	—	(6,194)

						$4,680,033	$(8,719,796)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
9/18/19	COP	56,714,800	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$17,286,196	$74,918
9/18/19	COP	27,285,200	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	8,316,301	30,371
9/18/19	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	3,962,291	40,190
9/18/19	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	1,948,533	12,210
9/18/19	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	11,277,290	128,166
9/18/19	COP	6,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	1,828,750	19,370
9/18/19	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	22,402,185	128,589

						$433,814

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	14	Short	9/16/19	$(1,479,844)	$(7,323)
10-Year USD Deliverable Interest Rate Swap	71	Short	9/16/19	(7,778,937)	(123,140)
U.S. 10-Year Treasury Note	32	Short	9/19/19	(4,077,500)	(41,500)

					$(171,963)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
BRL	137,390	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.04% (pays upon termination)	1/2/20	$(47,197)	$—	$(47,197)
BRL	182,478	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.05% (pays upon termination)	1/2/20	(65,167)	—	(65,167)
BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	182,958	—	182,958
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	633,107	—	633,107
BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	329,613	—	329,613
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	2,826,762	—	2,826,762
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	357,011	—	357,011
BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	1,609,418	—	1,609,418
CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	699,404	—	699,404
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	480,680	—	480,680
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	91,080	—	91,080
CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	106,412	—	106,412
CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	125,441	—	125,441
CNY	358,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	609,384	—	609,384
CNY	68,996	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	31,715	—	31,715
CNY	51,747	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	24,844	—	24,844
CNY	51,747	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	25,549	—	25,549
CNY	103,494	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	51,097	—	51,097
CNY	25,873	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	13,215	—	13,215
CNY	79,345	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	40,526	—	40,526
CNY	34,498	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	9,690	—	9,690
CNY	68,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	7/4/24	(24,461)	—	(24,461)
CZK	675,410	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	671,526	—	671,526
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(443,396)	(40,626)	(484,022)
HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	1,552,648	—	1,552,648
HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	669,255	—	669,255

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	$(51,427)	$—	$(51,427)
MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	10,816	(16,155)	(5,339)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	159,406	(4,188)	155,218
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	1,226,707	(12,209)	1,214,498
MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	1,367,691	—	1,367,691
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	348,747	—	348,747
MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	184,295	(5,710)	178,585
MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	193,337	—	193,337
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(171,767)	—	(171,767)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(20,472)	—	(20,472)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(411,580)	—	(411,580)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	283,127	(5,652)	277,475
MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	689,540	(13,861)	675,679
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(118,369)	—	(118,369)
PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	(700)	—	(700)
PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	114	—	114
PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	53,341	—	53,341
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	24,657	—	24,657
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	283,834	—	283,834
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	160,465	—	160,465
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	104,779	—	104,779
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	40,814	—	40,814
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	39,613	—	39,613
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	40,146	—	40,146
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	39,434	—	39,434
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(16,013)	—	(16,013)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	$130,755	$—	$130,755
PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	296,027	—	296,027
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	1,605,125	—	1,605,125
USD	2,208	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	(10,468)	—	(10,468)
USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(16,872)	7	(16,865)
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(20,181)	—	(20,181)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(11,653)	(20)	(11,673)
USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(20,087)	—	(20,087)
USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(58,813)	—	(58,813)
USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(39,446)	175	(39,271)
USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(19,399)	—	(19,399)
ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	79,396	—	79,396
ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	(63,486)	—	(63,486)
ZAR	39,790	Receives	3-month ZAR JIBAR (pays quarterly)	7.12% (pays quarterly)	7/29/24	(3,569)	—	(3,569)
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	373,858	—	373,858
ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	149,491	—	149,491
ZAR	71,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.08% (pays quarterly)	4/24/29	116,754	—	116,754

Total						$17,509,081	$(98,239)	$17,410,842

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,434,790
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(22,646)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	67,652

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	$163,243
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	181,699
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	109,753
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,376,587
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	257,310
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	30,573
Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	176,903
Citibank, N.A.	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	2/7/24	128,269
Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	22,191
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	255,793
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	86,864
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	159,078
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	262,273
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	63,419
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	4,313
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	186,962
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	359,619
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	287,642
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	772,821

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	$754,839
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	209,975
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(14,338)
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	6,437
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	23,979
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	62,814
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	33,915
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	33,944
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	79,697
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	66,905
JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	46,082
JPMorgan Chase Bank, N.A.	MYR	12,220	Pays	3-month MYR KLIBOR (pays quarterly)	3.56% (pays quarterly)	3/14/24	32,895
JPMorgan Chase Bank, N.A.	MYR	30,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.35% (pays quarterly)	6/12/24	8,774
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	216,066
JPMorgan Chase Bank, N.A.	THB	148,560	Pays	6-month THB Fixing Rate (pays semi-annually)	1.92% (pays semi-annually)	2/28/24	95,780
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	43,989
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	358,205
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	778,272
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	2,173
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	42,051
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	31,126
Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	31,912

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	$33,472
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	621,224

							$10,965,296

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	$3,220	1.00% (pays quarterly)(1)	9/20/19	1.07%	$3,460	$2,607	$6,067
Turkey	10,415	1.00% (pays quarterly)(1)	6/20/20	1.90	(70,658)	306,778	236,120

Total	$13,635				$(67,198)	$309,385	$242,187

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$100	1.00% (pays quarterly)(1)	6/20/24	$2,553	$(2,863)	$(310)
South Africa	150	1.00% (pays quarterly)(1)	12/20/19	(481)	(353)	(834)
South Africa	100	1.00% (pays quarterly)(1)	3/20/20	(375)	(396)	(771)
South Africa	500	1.00% (pays quarterly)(1)	9/20/20	(2,010)	(1,749)	(3,759)

Total				$(313)	$(5,361)	$(5,674)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.38%	$(15,207)	$83,048	$67,841
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	1.07	8,200	8,653	16,853

Total		$9,230				$(7,007)	$91,701	$84,694

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(970)	$(537)	$(1,507)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(970)	(621)	(1,591)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(381)	(254)	(635)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(380)	(339)	(719)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(381)	(278)	(659)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(323)	(246)	(569)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(323)	(295)	(618)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(380)	(392)	(772)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(381)	(283)	(664)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(380)	(274)	(654)

Total					$(4,869)	$(3,519)	$(8,388)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $22,865,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $5,274,012 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(749,054)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $7,153,635 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,054,848)

						$(1,803,902)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	7/28/23	$(2,967,136)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	7/29/23	(7,698,845)
Goldman Sachs International	15.68% on TRY 1,900,000 (pays annually) plus USD 336,557	3-month USD-LIBOR on USD 336,557 (pays quarterly) plus TRY 1,900,000	7/23/24	17,908

				$(10,648,073)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

OMO	-	Open Market Operation

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA Franc

ZAR	-	South African Rand

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase and sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$8,200	$(20,076)
Credit	Credit default swaps (centrally cleared)	6,013	(73,524)

Total		$14,213	$(93,600)

Foreign Exchange	Forward foreign currency exchange contracts	$4,680,033	$(8,719,796)
Foreign Exchange	Forward foreign currency exchange contracts (centrally cleared)	11,928,570	(10,711,581)
Foreign Exchange	Total return swaps	—	(1,803,902)

Total		$16,608,603	$(21,235,279)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Cross-currency swaps	$17,908	$(10,665,981)
Interest Rate	Financial futures contracts	—	(171,963)
Interest Rate	Interest rate swaps	11,002,280	(36,984)
Interest Rate	Interest rate swaps (centrally cleared)	19,143,604	(1,634,523)
Interest Rate	Non-deliverable bond forward contracts	433,814	—

Total		$30,597,606	$(12,509,451)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$754,706,102	$—	$754,706,102
Foreign Corporate Bonds	—	18,778,392	—	18,778,392
Sovereign Loans	—	3,569,937	—	3,569,937
Short-Term Investments —
Foreign Government Securities	—	221,891,911	—	221,891,911
U.S. Treasury Obligations	—	37,311,979	—	37,311,979
Other	—	29,638,600	—	29,638,600
Total Investments	$—	$1,065,896,921	$—	$1,065,896,921
Forward Foreign Currency Exchange Contracts	$—	$16,608,603	$—	$16,608,603
Non-deliverable Bond Forward Contracts	—	433,814	—	433,814
Swap Contracts	—	30,178,005	—	30,178,005
Total	$—	$1,113,117,343	$—	$1,113,117,343

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(19,431,377)	$—	$(19,431,377)
Futures Contracts	(171,963)	—	—	(171,963)
Swap Contracts	—	(14,234,990)	—	(14,234,990)
Total	$(171,963)	$(33,666,367)	$—	$(33,838,330)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.